SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States ("U.S. GAAP"), followed on a consistent basis.

Restatement of Previously Issued Consolidated Financial Statements

In connection with the preparation of the Company’s consolidated financial statements, the Company identified misstatements related to revenues and cost of revenues in the accounting treatment of the Company's construction and operation of fiber and wireless networks in Peru for the years 2015 through 2020. The misstatements are primarily related to errors due to inaccurate interpretation during the implementation of accounting standard ASC 606 “Revenue from Contracts with Customers” (“ASC 606”) which became effective in 2018, as well as accounting for costs subject to deferral and allocation of considerations to performance obligations.

The Company evaluated the misstatements and determined that correcting the cumulative impact of the misstatements would be significant to the Company’s shareholders equity as of December 31, 2019, 2020 and 2021. However, the related impact was not material to the Company’s consolidated statements of income (loss) for the years ended December 31, 2019 and 2020, as presented in Note 17.

The Company restated its consolidated balance sheets as of December 31, 2020, consolidated statements of income (loss) and comprehensive income (loss), consolidated statement of changes in shareholders’ equity, and the consolidated statement of cash flows for the years ended December 31, 2019 and 2020, to reflect the above corrections.

The accumulated effect of the misstatements as of and for the years ended December 31, 2015 through 2018 were corrected through a decrease in the Company’s accumulated deficit opening balance as of January 1, 2019 in the consolidated statements of changes in shareholders’ equity in the amount of $16,097.

The effects of the misstatements on the Company’s net income for the years ended December 31, 2015, 2016, 2017 and 2018 were an increase of $486, $1,864, $1,277, and $4,722, respectively.

A summary of adjustments to certain previously reported financial information for comparative purposes is included in Note 17.

a.Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements, and the reported amounts of revenue and expenses during the reporting period. Main areas that require significant estimates and assumptions by the Company’s management include contract costs, revenues (including variable consideration, determination of contracts duration, establishing stand-alone selling price for performance obligations) and profits or losses, application of percentage-of-completion accounting, provisions for uncollectible receivables and customer claims, impairment of inventories, impairment and useful life of long-lived assets, goodwill impairment, valuation allowance in respect of deferred tax assets, uncertain tax positions, accruals for estimated liabilities, including litigation and insurance reserves, and stock-based compensation. Actual results could differ from those estimates.

b.Functional currency:

The majority of the revenues of Gilat Satellite Networks Ltd. and certain of its subsidiaries are generated in U.S. dollars ("dollar") or linked to the dollar. In addition, a substantial portion of Gilat Satellite Networks Ltd. and certain of its subsidiaries' costs are incurred in dollars. The Company's management believes that the dollar is the primary currency of the economic environment in which Gilat Satellite Networks Ltd. and certain of its subsidiaries operate. Thus, the functional and reporting currency of Gilat Satellite Networks Ltd. and certain of its subsidiaries is the dollar.

Accordingly, monetary accounts maintained in currencies other than the dollar are remeasured into dollars in accordance with ASC 830, "Foreign Currency Matters" ("ASC 830"). All transaction gains and losses of the remeasurement of monetary balance sheet items are reflected in the consolidated statements of income (loss) as financial income or expenses, as appropriate.

The financial statements of certain foreign subsidiaries, whose functional currency has been determined to be their local currency, have been translated into dollars. Assets and liabilities have been translated using the exchange rates in effect at the consolidated balance sheets date. Consolidated statements of income (loss) amounts have been translated using specific rates. The resulting translation adjustments are reported as a component of shareholders' equity in accumulated other comprehensive income (loss).

c.Principles of consolidation:

The consolidated financial statements include the accounts of Gilat Satellite Networks Ltd. and its subsidiaries in which the Company has a controlling voting interest. Inter-company balances and transactions have been eliminated upon consolidation.

d.Cash and Cash equivalents:

Cash and Cash equivalents are cash in banks and short-term highly liquid investments that are not restricted as to withdrawals or use, with maturities of three months or less at the date acquired.

e.Short-term and long-term restricted cash:

Short-term restricted cash is either invested in bank deposits, which mature within one year, or in short-term highly liquid investments that are restricted to withdrawals or use. Such deposits are used as collateral for performance and advance payment guarantees to customers, surety bonds and the lease of some of the Company’s offices, and bear weighted average interest rates of 0.6% and 0.21% as of December 31, 2021 and 2020, respectively.

Long-term restricted cash is primarily invested in bank deposits, which mature after more than one year. It bears annual weighted average interest rates of 6% and 6.41% as of December 31, 2021 and 2020, respectively. Such deposits are used as collateral for performance guarantees to customers and the lease of some of the Company's offices.

f.Inventories:

Inventories are stated at the lower of cost or net realizable value. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. Inventory write-offs are provided to cover risks arising from slow-moving items, excess inventories, discontinued products, new products introduction and for market prices lower than cost. Any write-off is recognized in the consolidated statements of income (loss) as cost of revenues. In addition, if required, the Company records a liability for firm non-cancelable and unconditional purchase commitments with contract manufacturers for quantities in excess of the Company's future demands forecast consistent with its valuation of excess and obsolete inventory.

Cost is determined as follows:

Raw materials, parts and supplies - using the weighted average cost method.

Work in progress and assembled raw materials - represents the cost of manufacturing with the addition of allocable indirect manufacturing costs, using the weighted average cost method.

Finished products - calculated on the basis of raw materials, direct manufacturing costs with the addition of allocable indirect manufacturing costs, using the weighted average cost method.

g.Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets as follows:

Years

Buildings	50
Computers, software and electronic equipment	2 - 10
Office furniture and equipment	3 - 15
Vehicles	3 - 7

Leasehold improvements are depreciated by the straight-line method over the term of the lease or the estimated useful life of the improvements, whichever is shorter.

Rental income generated from office spaces leased to others is included in general and administrative expenses.

Network equipment used to provide ongoing services is carried at cost less accumulated depreciation and depreciated using the straight-line method over the useful life of the assets of between 2 to 5 years.

h.Intangible assets:

Intangible assets acquired in a business combination are recorded at fair value allocated to them at the date of acquisition, and subsequently stated at amortized cost. The assets are amortized over their estimated useful lives using the straight-line method over an estimated period during which benefits are expected to be received, in accordance with ASC 350, "Intangible - Goodwill and Other" ("ASC 350") as follows:

Years

Technology	7.9
Customer relationships	6.8
Marketing rights and patents	12.1

i.Impairment of long-lived assets:

The Company's long-lived assets and identifiable intangible assets that are subject to amortization are reviewed for impairment in accordance with ASC 360, "Property, Plant and Equipment" ("ASC 360"), whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. Such measurement includes significant estimates. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. However, the carrying amount of a group of assets is not to be reduced below its fair value. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell.

j.Goodwill:

Goodwill represents the excess of the purchase price in a business combination over the fair value of the net tangible and intangible assets acquired. Under ASC 350, goodwill is not amortized, but rather is subject to an annual impairment test. Goodwill is tested for impairment at the reporting unit level by comparing the fair value of the reporting unit with its carrying value. The Company performs its annual impairment analysis of goodwill in the fourth quarter of the year and whenever events or changes in circumstances indicate that the carrying value of these assets may not be recoverable.

ASC 350 allows an entity to first assess qualitative factors to determine whether it is necessary to perform the quantitative goodwill impairment test. If the qualitative assessment does not result in a more likely than not indication of impairment, no further impairment testing is required. If the Company elects not to use this option, or if the Company determines that it is more likely than not that the fair value of a reporting unit is less than its carrying value, then the Company prepares a quantitative analysis to determine whether the carrying value of reporting unit exceeds its estimated fair value. If the carrying value of a reporting unit exceeds its estimated fair value, the Company recognizes an impairment of goodwill for the amount of this excess, in accordance with the guidance in FASB Accounting Standards Update ("ASU") No. 2017-04, Intangibles - Goodwill and Other (Topic 350), Simplifying the Test for Goodwill Impairment.

In the years ended December 31, 2021 and 2020, the Company preformed quantitative assessments following the outbreak of COVID-19 pandemic to continue to support its conclusion that no impairment of goodwill is required for any of its reporting units.

k.Contingencies:

The Company is currently involved in various claims and legal proceedings. The Company reviews the status of each matter and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a liability for the estimated loss.

l.Revenue recognition:

The Company generates revenues mainly from the sale of products (including construction of networks), satellite-based communications networks services and from providing connectivity, internet access and telephony services. The Company sells its products and services to enterprises, government and residential customers under large-scale contracts that utilize both the Company's networks and other networks that the Company installs, mainly based on BOT and BOO contracts. These large-scale contracts sometimes involve the installation of thousands of VSATs or construction of massive fiber-optic and wireless networks. Sale of products includes mainly the sale of VSATs, hubs, SSPAs, low-profile antennas, on-the-move/on-the-pause terminals, and construction and installation of large-scale networks based on BOT and BOO contracts. Sale of services includes access to and communication via satellites ("space segment"), installation of equipment, telephone services, internet services, consulting, on-line network monitoring, network maintenance and repair services. The Company sells its products primarily through its direct sales force and indirectly through resellers or system integrators.

The Company recognizes revenue when (or as) it satisfies performance obligations by transferring promised products or services to its customers in an amount that reflects the consideration the Company expects to receive according to ASC 606.

If the contract contains a single performance obligation, the entire transaction price is allocated to the single performance obligation. Contracts that contain multiple performance obligations require an allocation of the transaction price to each performance obligation based on a relative standalone selling price (“SSP”) basis. The Company establishes SSP based on management judgment, stand alone renewal price, considering internal factors such as margin objectives, pricing practices and historical sales.

If the consideration in a contract includes a variable amount, the company estimates the amount of consideration to which it will be entitled in exchange for transferring the goods or services to the customer. The variable consideration is estimated at contract inception and constrained until it is probable that a significant revenue reversal in the amount of cumulative revenue recognized will not occur when the associated uncertainty with the variable consideration is subsequently resolved.

Revenue from the sale of equipment is recognized at a point in time, once the customer has obtained control over the items purchased. When significant acceptance provisions are included in the arrangement, the Company defers recognition of the revenue until the acceptance occurs. Revenue from periodic services is recognized ratably over the term the services are rendered. Revenue from other services is recognized upon their completion.

Revenues from long-term contracts under which the Company provides significant construction to the customer's specifications and networks operation and maintenance (mostly governmental projects) or long-term contracts relating to the design, development or manufacture of complex equipment or technology platforms to a buyer’s specification (or to provide services related to the performance of such contracts) are generally recognized over time because of continuous transfer of control to the customer. This continuous transfer of control to the customer is based on the fact that the Company’s performance creates or enhances an asset that the customer controls as the asset is created or enhanced, or alternatively, in some contracts, based on the fact that the Company has right to payment for performance completed to date. The Company generally uses the cost-to-cost measure of progress for its contracts because it best depicts the transfer of control to the customer, which occurs as it incurs costs on the contracts.

At the inception of a contract, the Company evaluates the products and services promised in order to determine if the contract should be separated into more than one performance obligation. The products and services provided as part of the construction are not distinct from one another due to a customer defined interrelated operational performance requirement, a highly complex interrelated and integrated output and significant contract management requirements. The promises to provide operation and maintenance services are distinct performance obligations. The Company allocates the transaction price for each contract to each performance obligation identified in the contract based on the relative standalone selling price (SSP). Standalone selling prices for the Company’s products and services provided as part of the long-term contracts with governments are generally not observable, and consequently the Company uses the expected cost plus a reasonable margin approach to estimate a standalone selling price. The estimation of SSP requires the exercise of management judgement. The Company typically establishes SSP ranges for its products and services. In some governmental contracts, the Company is also required to supply tablets which are distinct and are accounted for as separate performance obligations. The Company determines SSP for tablets based on observable market data. Revenues related to tablets performance obligation are recognized at a point in time upon delivery of the tablets.

Accounting for long-term contracts involves the use of various techniques to estimate total contract revenue and performance costs. For long-term contracts, the Company estimates the profit on a contract as the difference between the total estimated transaction price and the total expected performance costs of the contract and recognizes revenue and incurred costs over the life of the contract. Changes to performance cost estimates under a contract may occur in a situation where: (a) identified contract risks cannot be resolved within the cost estimates included in a contract's estimated at completion (“EAC”); or (b) new or unforeseen risks or changes in the performance cost estimates must be incorporated into the contract's EAC. Changes in estimated revenues and/or estimated project costs which are related to an existing performance obligation, and that are not distinct from those goods and services already provided, and therefore form part of single performance obligation, are recorded in the period the change is reasonably determinable, with the full amount of the inception-to-date effect of such changes recorded in such period on a "cumulative catch-up" basis. For contracts that are deemed to be loss contracts, the Company establishes forward loss reserves for total estimated costs that are in excess of total estimated consideration under a contract in the period in which they become probable. If any of the above factors were to change, or if different assumptions were used in estimating progress cost and measuring progress towards completion, it is possible that materially different amounts would be reported in the Company’s consolidated financial statements. As of December 31, 2021 and 2020, the Company has not recognized such loss provisions.

Under the typical payment terms of the contracts under which continuous transfer of control to the customer occurs as described above, the customer pays the Company milestone-based payments. This may result in revenue recognized in excess of billings and are presented as part of contract assets on the consolidated balance sheets. In addition, the Company typically receives interim payments as work progresses, although for some contracts, the company may be entitled to receive an advance payment. The Company recognizes a liability for these payments in excess of revenue recognized and presents it as liabilities on the consolidated balance sheets. The advance payment typically is not considered a significant financing component.

Amounts recognized as revenue and which the Company has unconditional right to receive are classified as trade receivables in the consolidated balance sheets.

A contract asset is recorded when revenue is recognized in advance of the Company’s right to receive consideration.

Deferred revenue and advances from customers are recorded when the Company receives payments from customers before performance obligations have been performed. Deferred revenue is recognized as revenue as (or when) the Company performs the performance obligation under the contract.

For additional information regarding disaggregated revenues, please refer to Note 15.

The Company pays sales commissions to external sales agents and to sales and marketing personnel based on their attainment of certain predetermined sales goals. Sales commissions are considered incremental and recoverable costs of obtaining a contract with a customer. Sales commissions are capitalized and amortized upon recognition of the related revenue, consistently with the transfer to the customer of the goods or services to which they relate. Amortization expenses related to these costs are mostly included in selling and marketing expenses in the consolidated statements of income (loss). Amortization expenses during the year ended December 31, 2021 were $3,028. The capitalized balances related to these costs as of December 31, 2021 and 2020 were $2,440 and $2,277, respectively.

m.Selling and marketing expenses:

Selling and marketing expenses consist primarily of shipping expenses and payroll and related expenses for personnel that support the Company's selling and marketing activities. Selling and marketing costs are charged to the consolidated statements of income (loss) as incurred.

Advertising costs are expensed as incurred. Advertising expenses amounted to $233, $128 and $263 for the years ended December 31, 2021, 2020 and 2019, respectively.

n.Warranty costs:

Generally, the Company provides product assurance warranties for periods between twelve to twenty four months at no extra charge that cover the compliance of the products with agreed-upon specifications. A provision is recorded for estimated warranty costs based on the Company's experience. Warranty expenses amounted to $470, $49 and $207 for the years ended December 31, 2021, 2020 and 2019, respectively.

Warranty provisions amounted to $1,671 and $1,594 as of December 31, 2021 and 2020, respectively.

o.Research and development expenses:

Research and development costs are charged to the consolidated statements of income (loss) as incurred and are presented net of government grants. ASC 985, "Software", requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.

Based on the Company's product development process, technological feasibility is established upon completion of a working model. Costs incurred by the Company between completion of the working models and the point at which the products are ready for general release have been insignificant. Therefore, all research and development costs have been expensed.

p.Research and development grants:

The Company receives royalty-bearing and non-royalty-bearing grants from the Government of Israel and from other funding sources, for approved research and development projects. These grants are recognized at the time the Company is entitled to such grants on the basis of the costs incurred or milestones achieved as provided by the relevant agreement and included as a deduction from research and development expenses.

Research and development grants deducted from research and development expenses amounted to $1,695, $1,386 and $2,024 for the years ended December 31, 2021, 2020 and 2019, respectively.

q.Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718, "Compensation-Stock Compensation" ("ASC 718"). ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award is recognized as an expense over the requisite service period in the Company's consolidated statements of income (loss).

The Company recognizes compensation expenses for the value of its awards, based on the straight-line method over the requisite service period of each of the awards.

The Company accounts for forfeitures as they occur.

r.Taxes on income:

The Company accounts for taxes on income in accordance with ASC 740, "Income Taxes" ("ASC 740"). ASC 740 prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on differences between the financial reporting and the tax basis of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more likely than not that a portion or all of the deferred tax assets will not be realized.

ASC 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement.

The Company classifies interest and penalties on taxes on income as financial expenses and general and administrative expenses, respectively.

s.Concentrations of credit risks:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, short-term and long-term restricted cash, trade receivables and contract assets.

The majority of the Company's cash and cash equivalents are invested in dollars with major banks in Israel, the United States and South America. Generally, these cash and cash equivalents may be redeemed upon demand and therefore, management believes that they bear low risk.

The majority of the Company's short-term and long-term restricted cash are invested in dollars with major banks in Israel. The Company is generally entitled to receive the restricted cash based upon actual performance of its projects.

Trade receivables and contract assets of the Company are mainly derived from sales to major customers located in North, South and Central America, Europe and Asia. The Company performs ongoing credit evaluations of its customers and obtains letters of credit and bank guarantees for certain receivables.

As of December 31, 2021 and 2020, the Company has recorded an allowance for credit losses in the amounts of $1,104 and $1,933, respectively. The decrease is mainly due to write-offs of the allowance balances against the corresponding accounts receivables.

The Company has recorded net expense (income) from expected credit losses in the amount of $65, ($3) and ($26) for the years ended December 31, 2021, 2020 and 2019, respectively.

t.Employee related benefits:

Severance pay:

The Company's liability for severance pay for its Israeli employees is calculated pursuant to the Israeli Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment, as of the consolidated balance sheets date. Employees whose employment is terminated by the Company or who are otherwise entitled to severance pay in accordance with Israeli law or labor agreements are entitled to one month's salary for each year of employment or a portion thereof. The Company's liability for all of its Israeli employees is partly provided for by monthly deposits for insurance policies and the remainder by an accrual. The value of these policies is recorded as an asset in the Company's consolidated balance sheets.

During April and May 2008 (the "transition date"), the Company amended the contracts of most of its Israeli employees so that starting on the transition date, such employees are subject to Section 14 of the Severance Pay Law, 1963 ("Section 14") for severance pay accumulated in periods of employment subsequent to the transition date. In accordance with Section 14, upon termination, the release of the contributed amounts from the fund to the employee will relieve the Company from any further severance liability and no additional payments will be made by the Company to the employee. As a result, the related obligation and amounts deposited on behalf of such obligation are not stated on the consolidated balance sheets, as the Company is legally released from severance obligations to employees once the amounts have been deposited and the Company has no further legal ownership of the amounts deposited.

The carrying value for the deposited funds for the Company's employees' severance pay for employment periods prior to the transition date include profits and losses accumulated up to the consolidated balance sheets date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to the Israeli Severance Pay Law or labor agreements.

Severance pay expenses for the years ended December 31, 2021, 2020 and 2019, amounted to $2,877, $2,850 and $3,162, respectively.

401(k) profit sharing plans:

The Company has a number of savings plans in the United States that qualify under Section 401(k) of the current Internal Revenue Code as a "safe harbor" plan. The Company makes a mandatory contribution to the 401(k) plan to satisfy certain non-discrimination requirements under the Internal Revenue Code. This mandatory contribution is made to all eligible employees. The contribution costs for all the plans were $545, $507 and $526 for the years ended December 31, 2021, 2020 and 2019, respectively.

u.Fair value of financial instruments:

The Company applies ASC 820, "Fair Value Measurements and Disclosures" ("ASC 820"). Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., "the exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The hierarchy is broken down into three levels based on the inputs as follows:

Level 1 -Valuations based on quoted prices in active markets for identical assets that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

Level 2 -Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 -Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, including, for example, the type of investment, the liquidity of markets and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment and the investments are categorized as Level 3.

The carrying amounts of cash and cash equivalents, restricted cash, short-term deposits, trade receivables, contract assets, other current assets, trade payables, accrued expenses and other current liabilities approximate their fair value due to the short-term maturities of such instruments.

The Company measured the fair value of its hedging contracts in accordance with ASC 820 and classified them as Level 2. Hedging contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

v.Earnings per share:

In accordance with ASC 260, "Earnings per Share", basic earnings per share is computed based on the weighted average number of ordinary shares outstanding during each period. Diluted earnings per share is computed based on the weighted average number of ordinary shares outstanding during each period, plus dilutive potential ordinary shares considered outstanding during the period. The total number of potential shares related to the outstanding options excluded from the calculations of diluted earnings per share, as they would have been anti-dilutive, were 3,099,144, 1,685,386 and 1,467,849 for the years ended December 31, 2021, 2020 and 2019, respectively.

w.Derivatives and hedging activities:

ASC 815, "Derivatives and Hedging" ("ASC 815"), as amended, requires the Company to recognize all derivatives on the consolidated balance sheets at fair value. Derivatives that are not hedges must be adjusted to fair value through income (loss). If the derivative is a hedge, depending on the nature of the hedge, changes in the fair value of derivatives are either offset against the change in fair value of the hedged assets, liabilities, or firm commitments through earnings or recognized in other comprehensive income (loss) until the hedged item is recognized in earnings. Gains and losses on the derivatives instruments that are designated and qualify as a cash flow hedge are recorded in accumulated other comprehensive income (loss) and reclassified into earnings in the same accounting period in which the designated forecasted transaction or hedged item materialized (see Note 10).

The Company measured the fair value of the forward and cylinder options contracts in accordance with ASC 820 (classified as Level 2).

The Company entered into forward and cylinder option contracts to hedge against part of the risk of changes in future cash flow from payments of payroll and related expenses denominated in New Israeli Shekels ("NIS") and against trade receivables denominated in Brazilian Real (“BRL”).

x.Comprehensive income (loss):

The Company accounts for comprehensive income (loss) in accordance with ASC 220, "Comprehensive Income". Other comprehensive income (loss) generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders and stock-based compensation of options. The Company’s determined that its items of other comprehensive income (loss) relate to unrealized gains and losses on hedging contracts and foreign currency translation adjustments.

The following tables show the components of accumulated other comprehensive income (loss), as of December 31, 2021 and 2020:

	December 31, 2021
	Foreign currency translation adjustments	Unrealized gains (losses) on cash flow hedges	Total

Beginning balance	$(6,017)	$-	$(6,017)

Other comprehensive income (loss) before reclassifications	(348)	66	(282)
Amounts reclassified from accumulated other comprehensive loss	-	(58)	(58)

Net current-period other comprehensive income (loss)	(348)	8	(340)

Ending balance	$(6,365)	$8	$(6,357)
	December 31, 2020
	Foreign currency translation adjustments	Unrealized gains (losses) on cash flow hedges	Total

Beginning balance	$(5,048)	$-	$(5,048)

Other comprehensive income (loss) before reclassifications	(969)	169	(800)
Amounts reclassified from accumulated other comprehensive loss	-	(169)	(169)

Net current-period other comprehensive loss	(969)	-	(969)

Ending balance	$(6,017)	$-	$(6,017)

y.Leases:

1.The Company adopted ASU 2016-02, Leases (“ASC 842”) on January 1, 2019, using the modified retrospective approach, by applying the new standard to all leases existing at the date of initial application. The standard requires lessees to recognize almost all leases on the consolidated balance sheets as a right-of-use asset and a lease liability and requires leases to be classified as either an operating or a finance type lease. The standard excludes leases of intangible assets or inventory. Leases with a term of twelve months or less can be accounted for in a manner similar to the accounting for operating leases under ASC 840.

The Company leases real estate and storage areas, which are all classified as operating leases. In addition to rent payments, the leases may require the Company to pay for insurance, maintenance and other operating expenses.

The Company determines if an arrangement is a lease at inception. Lease classification is governed by five criteria in ASC 842. If any of these five criteria is met, the Company classifies the lease as a finance lease. Otherwise, the Company classifies the lease as an operating lease.

Operating leases are included in operating lease right-of-use (“ROU”) assets and operating lease liabilities in the consolidated balance sheets. ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. The Company uses its incremental borrowing rate based on the information available at the commencement date to determine the present value of the lease payments. Operating lease expenses are recognized on a straight-line basis over the lease term. Exchange rate differences related to lease liabilities are recognized as incurred as financial income or expense. Several of the Company’s leases include options to extend the lease. For purposes of calculating lease liabilities, lease terms include options to extend the lease when it is reasonably certain that the Company will exercise such options. The Company’s lease agreements do not contain any material residual value guarantees.

The Company's ROU assets are reviewed for impairment in accordance with ASC 360 whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

The new standard also provides practical expedients for an entity’s ongoing accounting. The Company elected the short-term lease recognition exemption for all leases with a term shorter than twelve months. This means that for those leases, the Company does not recognize ROU assets or lease liabilities, but recognizes lease expenses over the lease term on a straight-line basis. The Company also elected the practical expedient to not separate lease and non-lease components for all of the Company’s leases.

2.The Company leases out equipment to several customers (see Note 9). Leases are typically classified as finance leases from the Company’s perspective as a lessor. A finance lease is a lease that transfers substantially all the risks and rewards incidental to ownership of an asset to the lessee.

At the commencement date of a finance lease, the Company recognizes the net investment in the lease, as well as the selling profit and any initial direct costs for which recognition is deferred.

z.Held for sale asset:

The Company classifies an asset as held for sale when certain criteria are met. Assets classified as held for sale are expected to be sold to a third party within twelve months. When these criteria are met, the respective asset is presented separately in the consolidated balance sheets and depreciation is not recognized. Asset held for sale is measured at the lower of its carrying amount or its estimated fair value less costs to sell. See Note 4e.

aa.Short-term deposits:

Short-term deposits are deposits with maturities of more than three months but less than twelve months as of the consolidated balance sheets date. Short-term deposits are reported at fair value as of the balance sheet date.

ab.Recently adopted accounting pronouncements:

On January 1, 2021, the Company adopted Accounting Standards Update (“ASU”) No. 2019-12, Income Taxes (Topic 740): “Simplifying the Accounting for Income Taxes” (ASU 2019-12), which simplifies the accounting for income taxes. The adoption did not have a material impact on Company’s consolidated financial statements during the year ended December 31, 2021.

ac.Recently issued accounting pronouncements – not yet adopted:

In March 2020, the FASB issued Update ASU 2020-04 'Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting' which provides optional expedients and exceptions for applying U.S. GAAP to contracts, hedging relationships, and other transactions affected by the reference rate reform. The amendments apply only to contracts and transactions that reference LIBOR or another reference rate expected to be discontinued as part of the reform. This ASU applies only to contracts or transactions entered into or evaluated before December 31, 2022. The Company continues to monitor what impact the discontinuance of LIBOR or another reference rate will have on the Company’s contracts and other transactions.